Label	Element	Value
Class P2 Prospectus | UBS US Dividend Ruler Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	UBS US Dividend Ruler Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks to maximize total return, consisting of capital appreciation and current income.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

These tables describe the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. Shares of Class P2 are available for purchase on behalf of clients of a fee-based program or certain other advisory programs in which UBS Asset Management (Americas) Inc., the Fund's investment advisor and administrator ("UBS AM (Americas)" or the "Advisor") exercises investment discretion. Clients pay a wrap fee or a similar advisory fee to participate in such programs. Shares of Class P2 are also available for purchase on behalf of institutional clients with which the Advisor or its affiliates has signed a separate investment management agreement, pursuant to which such clients pay an advisory fee.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Oct. 28, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 34% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	34.00%
Expenses Other Expenses Had Extraordinary Expenses Been Included [Text]	rr_ExpensesOtherExpensesHadExtraordinaryExpensesBeenIncluded	"Other expenses" do not reflect any extraordinary expenses incurred during the most recent fiscal year, such as the costs associated with a proxy statement of the Fund. Had these expenses been included, "Other expenses" would have been 0.68%.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. The costs described in the example reflect the expenses of the Fund that would result from the contractual fee waiver and expense reimbursement agreement with the Advisor for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal investments

To achieve its investment objective, the Fund invests in, or seeks exposure to, stocks with attractive growth (earnings and dividend), attractive dividend yield, quality, and valuation profiles.

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in US companies. In addition, under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes, if any) in dividend paying securities. The Fund invests a substantial portion of its net assets in large-capitalization equities traded in the United States. Investments in equity securities may include but are not limited to common stock (including real estate investment trusts ("REITs")) of issuers located throughout the world, and American Depositary Receipts. The Fund may invest in issuers from both developed markets (including the United States) and emerging markets.

Under normal circumstances, the Advisor intends to invest the Fund's portfolio under the following guidelines, but reserves the right to deviate if economic and business conditions warrant:

•  20-50 stocks in the portfolio

•  Companies with a market capitalization of $2.5 billion or greater

•  Typical allocation to American Depository Receipts (ADRs) of 15% or less

•  Minimum of 6 sectors included in the portfolio for diversification purposes

•  The Fund aims to be fully invested but may allow for a cash allocation—with a range of 1-10% and a 2% target—for liquidity purposes.

Under certain market conditions, the Fund may, but is not required to, use exchange traded derivative instruments for risk management purposes or as part of the

Fund's investment strategies. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate, index or other market factor and may relate to stocks, bonds, interest rates, credit, currencies or currency exchange rates, commodities and related indexes. The derivatives in which the Fund may invest include futures, forward currency agreements and equity participation notes. All of these derivatives may be used for risk management purposes to manage or adjust the risk profile of the Fund. Futures on currencies and forward currency agreements may also be used to hedge against a specific currency. In addition, all of the derivative instruments listed above may be used for investment (non-hedging) purposes to earn income; to enhance returns; to replace more traditional direct investments (except for forward currency agreements); or to obtain exposure to certain markets (except for forward currency agreements). The Fund also may use futures contracts on equity securities and indices to gain market exposure on its uninvested cash.

The Fund also may at times invest in exchange-traded funds ("ETFs") and other investment companies for the purpose of gaining exposure to the stock market while maintaining liquidity.

Management process

The Advisor seeks to invest in companies that the Advisor believes have attractive current dividend yields, and strong and consistent historical and prospective dividend growth. The Advisor believes that this focus on consistent and sustainable dividend growth underscores a quality bias for the portfolio which the Advisor believes can help mitigate downside risks and deliver attractive risk-adjusted total returns through the market cycle when compared to the broader equity market.

In selecting individual securities for investment, the Advisor begins with a quantitative model to identify candidates for the portfolio. The investable universe of stocks is screened for the following metrics:

•  Attractive dividend yield: Indicated dividend yield equal to or greater than the S&P 500 indicated dividend yield

•  Healthy dividend growth: 10-year compound annual growth rate of dividends per share (DPS) of greater than 4%. A 7-year compound annual growth rate is used for select industries, such as banks, if the Advisor believes the full historical data set is less relevant as an indication of future dividend growth

•  Strong dividend consistency: steady and stable dividend payments and growth over the last 10 years

The Advisor may modify the quantitative screening process at any time, without shareholder approval or notice.

Stocks that meet the above criteria may be eligible for inclusion in the portfolio. Stocks are then reviewed from a "bottom-up" or fundamental perspective by the Advisor, leveraging the intellectual capital of UBS Global Wealth Management ("WM"), an affiliate of the Advisor, Chief Investment Office ("CIO") equity strategists and equity sector analysts, as well as other resources. The Advisor assesses the fundamental outlook for earnings per share, dividends per share growth, quality, and valuation—among other metrics—while determining potential upside and downside risks given current and expected market environments. This assessment is determined with the intention of owning stocks for the portfolio over a multi-year time horizon.

In addition, the Advisor constructs the portfolio taking into account several investment considerations including but not limited to: the UBS House View (a publication of macro and thematic views of WM CIO) on markets, regions, sectors and style factors. While the Advisor may receive input from multiple business units within UBS, the Advisor has final discretion in the portfolio's construction.

The Fund is classified by UBS AM (Americas) as an "ESG-integrated" fund. The Fund's investment process integrates material sustainability and/or environmental, social and governance ("ESG") considerations into the research process for portfolio investments and portfolio holdings for which ESG data is available. Therefore, the Advisor does not assess every investment for ESG factors and, when it does, not every ESG factor may be identified or evaluated. ESG integration is driven by taking into account material sustainability and/or ESG risks which could impact investment returns, rather than being driven by specific ethical principles or norms. The analysis of material sustainability and/or ESG considerations can include many different aspects, including, for example, the carbon footprint, employee health and well-being, supply chain management, fair customer treatment and governance processes of a company. ESG considerations and weights considered may change over time. The Fund's portfolio managers may still invest in securities without respect to sustainability and/or ESG considerations or in securities which present sustainability and/or ESG risks, including where the portfolio managers believe the potential compensation outweighs the risks identified.

Risk [Heading]	rr_RiskHeading	Main risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Risk/return bar chart and table

The performance information that follows shows the Fund's performance information in a bar chart and an average annual total returns table. There is no performance information quoted for the Class P2 shares of the Fund as the Class P2 shares have not completed a full calendar year of operations as of the date of this prospectus. Returns for Class P2 shares will differ from the Class P shares to the extent that the Class P2 shares are subject to different expenses.

The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance. The index reflects no deduction for fees, expenses or taxes. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance for the Fund is available at www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance. Class P2 shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 service and distribution fees, but Class P2 shares held through advisory programs may be subject to a program fee, advisory fee or other fees, which, if included, would have reduced performance.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for other classes will vary from the Class P shares' after-tax returns shown.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The information provides some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual total returns compare with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ubs.com/us/en/assetmanagement/funds/mutual-fund-performance
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Total return (Class P)*
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

*  2021 is the Fund's first full calendar year of operations.
Total return January 1 - September 30, 2023: 2.66%

Best quarter during calendar years shown—4Q 2022: 14.07%
Worst quarter during calendar years shown—2Q 2022: (10.72)%

Year to Date Return, Label	rr_YearToDateReturnLabel	Total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2023
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.66%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2022
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	14.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(10.72%)
Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for the periods ended December 31, 2022)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	The index reflects no deduction for fees, expenses or taxes.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns for other classes will vary from the Class P shares' after-tax returns shown.
Class P2 Prospectus | UBS US Dividend Ruler Fund | Risk Not Insured Depository Institution [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Class P2 Prospectus | UBS US Dividend Ruler Fund | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	You may lose money by investing in the Fund.
Class P2 Prospectus | UBS US Dividend Ruler Fund | Market risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Market risk: The market value of the Fund's investments may fluctuate, sometimes rapidly or unpredictably, as the stock and bond markets fluctuate. Market risk may affect a single issuer, industry, or sector of the economy, or it may affect the market as a whole.
Class P2 Prospectus | UBS US Dividend Ruler Fund | Investment style risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investment style risk: The risk that returns from dividend-paying large capitalization stocks will produce lower returns than the overall stock market. Large-cap stocks tend to go through cycles of doing better—or worse—than other segments of the stock market or the stock market in general.
Class P2 Prospectus | UBS US Dividend Ruler Fund | Dividend paying stock risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Dividend paying stock risk: Issuers that have paid regular dividends or distributions to shareholders may not continue to do so in the future. An issuer may reduce or eliminate future dividends or distributions at any time and for any reason. The value of a security of an issuer that has paid dividends in the past may decrease if the issuer reduces or eliminates future payments to its shareholders. If the dividends or distributions received by the Fund decreases, the Fund may have less income to distribute to the Fund's shareholders. In addition, common stocks with higher dividend yields can be sensitive to interest rate movements: when interest rates rise, the prices of these stocks may tend to fall. Conversely, the prices of higher yielding stocks may tend to rise when interest rates fall. Interest rate changes can be sudden and unpredictable and are influenced by a number of factors including government policy, monetary policy, inflation expectations, perceptions of risk, and supply and demand of bonds.
Class P2 Prospectus | UBS US Dividend Ruler Fund | Focus risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Focus risk: To the extent the Fund's investment strategy leads to sizable allocations to a particular market, sector or industry, the Fund may be more sensitive to any single economic, business, political, regulatory, or other event that occurs in that market, sector or industry. As a result, there may be more fluctuation in the price of the Fund's shares.
Class P2 Prospectus | UBS US Dividend Ruler Fund | Model and data risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Model and data risk: The Advisor uses a proprietary quantitative model in selecting investments for the Fund. Investments selected using a model may perform differently than expected as a result of the factors used in the model, the weight placed on each factor, changes from the factors' historical trends, and technical issues in the construction and implementation of the model (including, for example, data problems, problems with data supplied by third parties, software issues, or other types of errors). There is no guarantee that the Advisor's quantitative model will perform as expected or result in effective investment decisions for the Fund.
Class P2 Prospectus | UBS US Dividend Ruler Fund | Foreign investing risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Foreign investing risk: The value of the Fund's investments in foreign securities may fall due to adverse political, social and economic developments abroad and due to decreases in foreign currency values relative to the US dollar. Also, foreign securities are sometimes less liquid and more difficult to sell and to value than securities of US issuers. These risks are greater for investments in emerging market issuers.
Class P2 Prospectus | UBS US Dividend Ruler Fund | Management risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Management risk: The risk that the investment strategies, techniques and risk analyses employed by the Advisor may not produce the desired results.
Class P2 Prospectus | UBS US Dividend Ruler Fund | Small- and mid-capitalization risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Small- and mid-capitalization risk: The risk that securities of smaller capitalization companies tend to be more volatile and less liquid than securities of larger capitalization companies. This can have a disproportionate effect on the market price of smaller capitalization companies and affect the Fund's ability to purchase or sell these securities. In general, smaller capitalization companies are more vulnerable than larger companies to adverse business or economic developments, and they may have more limited resources.
Class P2 Prospectus | UBS US Dividend Ruler Fund | Real estate securities and REITs risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Real estate securities and REITs risk: The risk that the Fund's performance will be affected by adverse developments in the real estate industry. Real estate values may be affected by a variety of factors, including: local, national or global economic conditions; changes in zoning or other property-related laws; environmental regulations; interest rates; tax and insurance considerations; overbuilding; property taxes and operating expenses; or declining values in a neighborhood. Similarly, a REIT's performance depends on the types, values, locations and management of the properties it owns. In addition, a REIT may be more susceptible to adverse developments affecting a single project or market segment than a more diversified investment. Loss of status as a qualified REIT under the US federal tax laws could adversely affect the value of a particular REIT or the market for REITs as a whole.
Class P2 Prospectus | UBS US Dividend Ruler Fund | Emerging market risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Emerging market risk: There are additional risks inherent in investing in less developed countries that are applicable to the Fund. Compared to the United States and other developed countries, investments in emerging market issuers may decline in value because of unfavorable foreign government actions, greater risks of political instability or the absence of accurate information about emerging market issuers. Further, emerging countries may have economies based on only a few industries and securities markets that trade only a small number of securities and employ settlement procedures different from those used in the United States. Prices on these exchanges tend to be volatile and, in the past, securities in these countries have offered greater potential for gain (as well as loss) than securities of companies located in developed countries. Issuers may not be subject to uniform accounting, auditing and financial reporting standards and there may be less publicly available financial and other information about such issuers, comparable to US issuers. Further, investments by foreign investors are subject to a variety of restrictions in many emerging countries. Countries such as those in which the Fund may invest may experience high rates of inflation or deflation, high interest rates, exchange rate fluctuations or currency depreciation, large amounts of external debt, balance of payments and trade difficulties and extreme poverty and unemployment.
Class P2 Prospectus | UBS US Dividend Ruler Fund | Leverage risk associated with financial instruments [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Leverage risk associated with financial instruments: The use of financial instruments to increase potential returns, including derivatives used for investment (non-hedging) purposes, may cause the Fund to be more volatile than if it had not been leveraged. The use of leverage may also accelerate the velocity of losses and can result in losses to the Fund that exceed the amount originally invested.
Class P2 Prospectus | UBS US Dividend Ruler Fund | Derivatives risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Derivatives risk: The value of "derivatives"—so called because their value "derives" from the value of an underlying asset, reference rate or index—may rise or fall more rapidly than other investments. It is possible for the Fund to lose more than the amount it invested in the derivative. The risks of investing in derivative instruments also include market risk, management risk, counterparty risk (which is the risk that a counterparty to a derivative contract is unable or unwilling to meet its financial obligations) and the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate, index or overall market securities. In addition, many types of swaps and other nonexchange traded derivatives may be subject to liquidity risk, credit risk and mispricing or valuation complexity. These derivatives risks are different from, and may be greater than, the risks associated with investing directly in securities and other instruments.
Class P2 Prospectus | UBS US Dividend Ruler Fund | Investing in other funds risk [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	Investing in other funds risk: The Fund's investment performance is affected by the investment performance of the underlying funds in which the Fund may invest, including ETFs. Through its investment in the underlying funds, the Fund is subject to the risks of the underlying funds' investments and their expenses. Risks of investing in ETFs include the possibility that an ETF may experience a lack of liquidity that can result in greater volatility than its underlying securities; an ETF may trade at a premium or discount to its net asset value; an ETF may not replicate exactly the performance of the benchmark index it seeks to track; trading an ETF's shares may be halted if the listing exchange's officials deem such action appropriate; and a passively managed ETF would not necessarily sell a security because the issuer of the security was in financial trouble unless the security is removed from the index that the ETF seeks to track.
Class P2 Prospectus | UBS US Dividend Ruler Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(18.11%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.97%
Class P2 Prospectus | UBS US Dividend Ruler Fund | Class P2
Risk/Return:	rr_RiskReturnAbstract
Maximum front-end sales charge (load) imposed on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (load) (CDSC) (as a % of purchase or sales price, whichever is less)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Management fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.65%	[1],[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.15%
Less management fee waiver/expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets	1.00%	[3]
Total annual fund operating expenses after management fee waiver/expense reimbursements	rr_NetExpensesOverAssets	0.15%	[3]
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	"Other expenses" are based on estimates for the current fiscal year and include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the Fund.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 15
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	266
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	536
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,308
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	There is no performance information quoted for the Class P2 shares of the Fund as the Class P2 shares have not completed a full calendar year of operations as of the date of this prospectus.
Class P2 Prospectus | UBS US Dividend Ruler Fund | Class P
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2021	rr_AnnualReturn2021	23.30%
Annual Return 2022	rr_AnnualReturn2022	(6.93%)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.93%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.97%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 09, 2020
Class P2 Prospectus | UBS US Dividend Ruler Fund | Class P | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.47%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	11.20%
Class P2 Prospectus | UBS US Dividend Ruler Fund | Class P | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(3.72%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	9.18%

[1]	"Other expenses" do not reflect any extraordinary expenses incurred during the most recent fiscal year, such as the costs associated with a proxy statement of the Fund. Had these expenses been included, "Other expenses" would have been 0.68%.
[2]	"Other expenses" are based on estimates for the current fiscal year and include "Acquired fund fees and expenses," which were less than 0.01% of the average net assets of the Fund.
[3]	The Trust, with respect to the Fund, and the Advisor, have entered into a written agreement pursuant to which the Advisor has agreed to waive its management fees and retained administration fees, and to reimburse expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions, dividend expense and security loan fees for securities sold short, and extraordinary expenses, such as proxy-related expenses) to the extent necessary so that the Fund's ordinary operating expenses (excluding expenses incurred through investment in other investment companies, interest, taxes, brokerage commissions, dividend expense and security loan fees for securities sold short, and extraordinary expenses, such as proxy-related expenses), through the period ending October 28, 2024, do not exceed 0.15% for Class P2 shares. Pursuant to the written agreement, the Advisor is entitled to be reimbursed for any fees it waives and expenses it reimburses to the extent such reimbursement can be made during the three years following the period during which such fee waivers and expense reimbursements were made, provided that the reimbursement of the Advisor by the Fund will not cause the Fund to exceed the lesser of any applicable expense limit that is in place for the Fund (i) at the time of the waiver or reimbursement or (ii) at the time of the recoupment. The fee waiver/expense reimbursement agreement may be terminated by the Fund's Board of Trustees at any time and also will terminate automatically upon the expiration or termination of the Fund's advisory contract with the Advisor. Upon termination of the fee waiver/expense reimbursement agreement, however, UBS AM (Americas)'s three year recoupment rights will survive.